State Street SP 500 Consumer Staples Market Sector SPDR ETF N-1A Cover	Sep. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2026
Prospectus Date	Oct. 13, 2026